Expense Example	Calvert International Responsible Index Fund Class A 1 Year	Calvert International Responsible Index Fund Class A 3 Years	Calvert International Responsible Index Fund Class A 5 Years	Calvert International Responsible Index Fund Class A 10 Years	Calvert International Responsible Index Fund Class I 1 Year	Calvert International Responsible Index Fund Class I 3 Years	Calvert International Responsible Index Fund Class I 5 Years	Calvert International Responsible Index Fund Class I 10 Years	Calvert International Responsible Index Fund Class R6 1 Year	Calvert International Responsible Index Fund Class R6 3 Years	Calvert International Responsible Index Fund Class R6 5 Years	Calvert International Responsible Index Fund Class R6 10 Years	Calvert US Large-Cap Core Responsible Index Fund Class A 1 Year	Calvert US Large-Cap Core Responsible Index Fund Class A 3 Years	Calvert US Large-Cap Core Responsible Index Fund Class A 5 Years	Calvert US Large-Cap Core Responsible Index Fund Class A 10 Years	Calvert US Large-Cap Core Responsible Index Fund Class C 1 Year	Calvert US Large-Cap Core Responsible Index Fund Class C 3 Years	Calvert US Large-Cap Core Responsible Index Fund Class C 5 Years	Calvert US Large-Cap Core Responsible Index Fund Class C 10 Years	Calvert US Large-Cap Core Responsible Index Fund Class I 1 Year	Calvert US Large-Cap Core Responsible Index Fund Class I 3 Years	Calvert US Large-Cap Core Responsible Index Fund Class I 5 Years	Calvert US Large-Cap Core Responsible Index Fund Class I 10 Years	Calvert US Large-Cap Core Responsible Index Fund Class R6 1 Year	Calvert US Large-Cap Core Responsible Index Fund Class R6 3 Years	Calvert US Large-Cap Core Responsible Index Fund Class R6 5 Years	Calvert US Large-Cap Core Responsible Index Fund Class R6 10 Years	Calvert US Large-Cap Growth Responsible Index Fund Class A 1 Year	Calvert US Large-Cap Growth Responsible Index Fund Class A 3 Years	Calvert US Large-Cap Growth Responsible Index Fund Class A 5 Years	Calvert US Large-Cap Growth Responsible Index Fund Class A 10 Years	Calvert US Large-Cap Growth Responsible Index Fund Class I 1 Year	Calvert US Large-Cap Growth Responsible Index Fund Class I 3 Years	Calvert US Large-Cap Growth Responsible Index Fund Class I 5 Years	Calvert US Large-Cap Growth Responsible Index Fund Class I 10 Years	Calvert US Large-Cap Growth Responsible Index Fund Class R6 1 Year	Calvert US Large-Cap Growth Responsible Index Fund Class R6 3 Years	Calvert US Large-Cap Growth Responsible Index Fund Class R6 5 Years	Calvert US Large-Cap Growth Responsible Index Fund Class R6 10 Years	Calvert US Large-Cap Value Responsible Index Fund Class A 1 Year	Calvert US Large-Cap Value Responsible Index Fund Class A 3 Years	Calvert US Large-Cap Value Responsible Index Fund Class A 5 Years	Calvert US Large-Cap Value Responsible Index Fund Class A 10 Years	Calvert US Large-Cap Value Responsible Index Fund Class I 1 Year	Calvert US Large-Cap Value Responsible Index Fund Class I 3 Years	Calvert US Large-Cap Value Responsible Index Fund Class I 5 Years	Calvert US Large-Cap Value Responsible Index Fund Class I 10 Years	Calvert US Large-Cap Value Responsible Index Fund Class R6 1 Year	Calvert US Large-Cap Value Responsible Index Fund Class R6 3 Years	Calvert US Large-Cap Value Responsible Index Fund Class R6 5 Years	Calvert US Large-Cap Value Responsible Index Fund Class R6 10 Years	Calvert US Mid-Cap Core Responsible Index Fund Class A 1 Year	Calvert US Mid-Cap Core Responsible Index Fund Class A 3 Years	Calvert US Mid-Cap Core Responsible Index Fund Class A 5 Years	Calvert US Mid-Cap Core Responsible Index Fund Class A 10 Years	Calvert US Mid-Cap Core Responsible Index Fund Class I 1 Year	Calvert US Mid-Cap Core Responsible Index Fund Class I 3 Years	Calvert US Mid-Cap Core Responsible Index Fund Class I 5 Years	Calvert US Mid-Cap Core Responsible Index Fund Class I 10 Years	Calvert US Mid-Cap Core Responsible Index Fund Class R6 1 Year	Calvert US Mid-Cap Core Responsible Index Fund Class R6 3 Years	Calvert US Mid-Cap Core Responsible Index Fund Class R6 5 Years	Calvert US Mid-Cap Core Responsible Index Fund Class R6 10 Years
USD ($)	528	663	810	1,237	30	117	213	494	27	108	197	457	523	647	783	1,179	226	417	729	1,408	25	101	185	432	19	85	158	370	523	660	809	1,243	25	114	213	501	22	103	192	452	523	654	796	1,211	25	108	199	467	19	92	171	404	523	662	814	1,254	25	117	217	512	20	104	195	463